Loss before tax	12 Months Ended
Dec. 31, 2022
Loss before tax

5. Loss before tax

Loss before tax is stated after charging the following:

	Year ended December 31,	Year ended December 31,	Year ended December,31
	2022	2021	2020
	£	£	£
Included in research and development costs:
Depreciation of property, plant and equipment	683,475	730,730	784,099
Amortization of intangible assets	55,046	63,451	51,889
Amortization of right of use assets	174,954	174,953	172,987

Included in administrative expenses:
Loss/(gain) on foreign exchange	-	(17,781)	1,891
Depreciation of property, plant and equipment	31,075	34,301	42,651
Amortization of right of use assets	21,623	21,623	23,589